Obligations Under Guarantees And Other Off-Balance Sheet Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Contractual Or Notional Amounts Of Guarantees With Amount By Expiration Period [Table Text Block]

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2012:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,502	¥1,897	¥884	¥721
Performance guarantees	2,089	1,480	521	88
Derivative instruments(1)	155,720	90,816	54,592	10,312
Liabilities of trust accounts	5,250	4,428	324	498
Others	96	96	—	—

Total	¥166,657	¥98,717	¥56,321	¥11,619

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2013:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,849	¥2,101	¥1,094	¥654
Performance guarantees	2,214	1,509	627	78
Derivative instruments(1)	144,471	99,846	35,784	8,841
Liabilities of trust accounts	4,839	3,969	300	570

Total	¥155,373	¥107,425	¥37,805	¥10,143

Note:

(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings [Table Text Block]

	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
At March 31, 2012:		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,502	¥3,297	¥185	¥12	¥8
Performance guarantees	2,089	2,032	42	1	14

Total	¥5,591	¥5,329	¥227	¥13	¥22

		Amount by borrower grade
At March 31, 2013:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,849	¥3,540	¥182	¥11	¥116
Performance guarantees	2,214	2,152	43	2	17

Total	¥6,063	¥5,692	¥225	¥13	¥133

Notes:

(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are restructured loans or loans contractually past due 90 days or more for special reasons.
(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments [Table Text Block]

	2012	2013
	(in billions)
Commitments to extend credit	¥62,754	¥66,702
Commercial letters of credit	682	706
Commitments to make investments	117	94
Other	16	—